FINANCE COSTS	12 Months Ended
Dec. 31, 2021
FINANCE COSTS
FINANCE COSTS

6.           FINANCE COSTS

Finance costs comprise interest expense recognized from lease liabilities upon application of IFRS 16:

	For the years ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Interest on lease liability	2,166	2,746	315
Other	—	2	—